October 21, 2014

Orinda SkyView Multi-Manager Hedged Equity Fund

Class A Shares (OHEAX)
Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

As noted in the Supplement dated August 15, 2014, shareholders of the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity Fund”) approved a new investment advisory agreement with Vivaldi Asset Management, LLC (“Vivaldi”) to replace Orinda Asset Management, LLC (“Orinda”) as the investment adviser for the Hedged Equity Fund and also approved the continued use of a “manager of managers” structure for the Hedged Equity Fund.  Vivaldi will assume the role of investment adviser to the Hedged Equity Fund upon the receipt of a Multi-Manager Exemptive Order (the “Exemptive Order”) from the U.S. Securities and Exchange Commission (the “SEC”) and the subsequent resignation of Orinda as investment adviser.

At a meeting held October 15-16, 2014, the Board determined that, pending receipt of the final Exemptive Order, it would be in the best interests of the Hedged Equity Fund and its shareholders to implement, to the extent possible, the will of the Board and the shareholders with regard to the new expense structure and management arrangements for the Hedged Equity Fund.  As a result, the Board determined to institute the management fee and expense cap reductions outlined in the Hedged Equity Fund’s proxy statement dated June 24, 2014 and to engage, at the request of Orinda, Vivaldi as an investment sub-adviser to the Hedged Equity Fund as well as the additional sub-advisers set forth below.

The Board also determined that, effective December 5, 2014, it will not renew the investment sub-advisory agreement with SkyView Investment Advisors, LLC (“SkyView”) after the expiration of its current term and therefore its sub-advisory agreement with the Hedged Equity Fund will terminate effective that date.  Because of the impending  termination of SkyView’s investment sub-advisory agreement, its role as Lead Sub-Adviser, as described in the Summary Prospectus and Prospectus, will be discontinued as soon as reasonably practical.  The Board also determined not to renew the investment sub-advisory agreements for the following sub-advisers: Connective Capital Management, LLC and Aria Partners GP, LLC, each of which will therefore terminate effective December 5, 2014.

Accordingly, effective October 20, 2014, the following information is applicable to the Hedged Equity Fund.

•
Fees and Expenses of the Hedged Equity Fund – The Fees and Expenses of the Hedged Equity Fund table and Example beginning on page 1 of the Prospectus and on page 1 of the Summary Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)	1.72%	1.68%
Interest Expense and Dividends on Securities Sold Short	1.22%	1.23%
Shareholder Servicing Plan Fee	0.13%	0.07%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	3.75%	3.46%
Less: Fee Waiver and Expense Reimbursement(1)	-0.05%	-0.05%
Net Annual Fund Operating Expenses	3.70%	3.41%
(1)
Orinda Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Hedged Equity Fund expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.45% and 2.15% of average daily net assets of the Fund’s Class A and Class I shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least October 20, 2015, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Hedged Equity Fund for three years from the date they were waived or paid, subject to the Expense Caps.

1

Example
This Example is intended to help you compare the cost of investing in the Hedged Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Hedged Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Hedged Equity Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$854	$1,585	$2,334	$4,290
Class I	$344	$1,058	$1,794	$3,735

•	Management - The table on page 15 of the Prospectus and page 5 of the Summary Prospectus is hereby deleted and replaced with the following (changes are in bold face type and underlined):

Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Lead Sub-Adviser (until December 5, 2014)	Portfolio Managers	Managed the Fund Since:
SkyView Investment Advisors, LLC	Steven J. Turi, Managing Partner, CIO Lawrence P. Chiarello, Partner, PM	2011 2011
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
Aria Partners GP, LLC (until December 5, 2014)	Edward Latessa, Jr., Partner, PM Dana Messina, Founder, Partner	2011 2011
Connective Capital Management, LLC (until December 5, 2014)	Rob Romero, CEO, PM	2012
GRT Capital Partners, LLC	Edmund D. Kellogg, CFA, PM	2011
Weatherbie Capital, LLC (formerly, M.A. Weatherbie & Co., Inc.)	Joshua Bennett, CFA, Managing Director, PM Daniel Brazeau, CFA, Managing Director, PM Mark Militello, CFA, Co-Lead PM H. George Dai, Co-Lead PM	2011 2011 2011 2011
OMT Capital Management, LLC	Thomas Henwood, CIO Josh Wilson, Co-PM Paul Sagara, Co-PM	2011 2011 2011
Vivaldi Asset Management, LLC	Michael Peck, CFA, President, Co-CIO, PM Scott Hergott, Director of Research, Co-CIO, PM	2014 2014
Brookmont Capital Management, LLC	Robert Bugg, Principal, CIO, PM	2014
William Harris Investors, Inc.	Jerome Kahn, Jr., Co-PM Charles Polsky, Senior VP, Co-PM Rick Salin, Co-PM Bill Tuebo, Co-PM	2014 2014 2014 2014

2

•
Management of the Fund – The third paragraph under the sub-section entitled “Investment Adviser” beginning on page 29 of the Prospectus is hereby deleted and replaced with the following (changes are in bold face type and underlined):

The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Hedged Equity Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.75% of the Hedged Equity Fund’s average daily net assets and the Macro Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.75% of the Macro Fund’s average daily net assets.  The management fees paid to the Adviser by the Funds are used, in part, to pay the fees of the Sub-Advisers.  For the fiscal year ended February 28, 2014, the Adviser received net management fees of 2.16% of the Hedged Equity Fund’s average daily net assets and 1.55% of the Macro Fund’s average daily net assets, after taking into account the Expense Caps.

•
The Sub-Advisers and Portfolio Managers –The following information is added to the sub-section beginning on page 32 of the Prospectus entitled “The Sub-Advisers and Portfolio Managers Applicable to the Hedged Equity Fund”:

Vivaldi Asset Management, LLC (“Vivaldi”), 1622 Willow Road, Suite 101, Northfield, Illinois  60093, is an SEC-registered investment advisory firm that provides investment advisory services to an alternative strategy closed-end mutual fund.  As of September 30, 2014, approximately $550 million of assets were under the management of Vivaldi and its affiliates.

Mr. Michael Peck, CFA, joined Vivaldi Asset Management, LLC in 2012 and is currently President and Co-Chief Investment Officer.  Prior to Vivaldi, Mr. Peck was a Portfolio Manager at Coe Capital Management, a Chicago-based registered investment adviser, from 2010 to February 2012.  From 2006 to 2008, Mr. Peck was a Financial Analyst/Risk Manager for Bond Companies.  Mr. Peck graduated from Lehigh University with a Bachelor of Science in Accounting.  Mr. Peck also holds a Masters in Finance and a Masters in Business Administration (Finance & Real Estate) from DePaul University and is a Chartered Financial Analyst (“CFA”) charterholder.

Mr. Scott Hergott joined Vivaldi Asset Management, LLC in January 2013 and currently serves as both the Director of Research and Co-Chief Investment Officer.  From 2010 to 2012, Mr. Hergott held both risk management and business development roles at Citadel – specifically the Pioneer Path platform of portfolio managers.  Prior to Citadel, from 2003 to 2009, Mr. Hergott was a Portfolio Manager at Iron Partners, LLC, a fund of hedge funds, where he was responsible for sourcing managers and performing investment due-diligence.  Mr. Hergott is a graduate from Northeastern Illinois University.

Brookmont Capital Management, LLC (“Brookmont”), 2000 McKinney Avenue, Suite 1230, Dallas, TX 75201, is an SEC registered investment advisory firm since 2007 that specializes in asset management that focuses on customized portfolio management, dividend-centric equities and fixed income securities.  The firm’s clients include individuals and families, registered investment companies, public pension plans, foundations, institutions and registered investment advisors.

Mr. Robert Bugg, CFA, serves as a Principal and Chief Investment Officer for Brookmont. Mr. Bugg has 25 years of experience in managing portfolios for individuals, corporations, and foundations.  Before he cofounded Brookmont, he served as the Senior Investment Manager for Comerica Bank’s Asset Management Department in Texas.  Prior to Comerica, he was Portfolio Manager and Equity Analyst for AmSouth Bank and SunTrust Bank.  He serves on Brookmont’s Investment Policy Committee and directs the firm’s asset allocation models.  He graduated from Huntingdon College with a Bachelor of Arts in Marketing and History and earned his Master of Business Administration from the University of Alabama and is a Chartered Financial Analyst.

3

William Harris Investors, Inc. (“WHI”), 191 N. Wacker Drive, Suite 1500, Chicago, IL 60606, is an SEC registered investment advisory firm that primarily manages the financial affairs and assets of the Irving B. Harris family and entities controlled, operated or beneficially owned by members of the Harris family.  WHI also manages assets for select high net worth individuals, family groups and institutional investors (including foundations and endowments) who are not related to the Harris family.  WHI has been in business since the 1960’s, and has operated in its current form as a registered investment advisor since 1987.

Mr. Jerome Kahn, Jr. has been with WHI since 1973.  He served as President of WHI from 1996 to 2001.  He currently serves as a Co-Portfolio Manager for a private fund managed by WHI.  Mr. Kahn received his B.S. degree from the Wharton School of the University of Pennsylvania.

Dr. Charles Polsky has been with WHI since 2002.  He currently serves as a director of WHI and as Director of Equities and a Senior Vice President of WHI, and is a Co-Portfolio Manager for private funds managed by WHI.  Dr. Polsky received his M.D. from the University of Chicago and his B.A. from Yale University.  He serves on the University of Chicago Hospitals Visiting Committee and is also on the Board of The Irving Harris Foundation.

Mr. Rick Salin, CFA, has been with WHI since 2001.  He serves as a Co-Portfolio Manager for a private fund managed by WHI and as a Senior Equity Analyst.  Prior to joining WHI, Mr. Salin worked as a Small Cap Analyst for the Chicago Trust Company and JSS Investments, Inc.  He also spent five years at Houlihan Lokey Howard and Zukin, a boutique investment bank.  Mr. Salin received his M.B.A. from the University of Chicago Booth School of Business where he graduated with honors and was elected to the Beta Gamma Sigma honor society.  He holds a B.B.A. degree from the University of Wisconsin-Madison.

Mr. Bill Tuebo, CFA has been with WHI since 2001.  He serves as a Co-Portfolio Manager for a private fund managed by WHI and as a Senior Equity Analyst.  Prior to joining WHI, Mr. Tuebo served as an Equity Analyst at LCM Capital Management and held several operational roles in General Electric Company’s Technical Leadership Program.  Mr. Tuebo holds an M.B.A. from Harvard Business School and a B.S. in Industrial Engineering from Northwestern University.

•
Fund Expenses – The paragraph and subsequent table beginning on page 44 of the Prospectus in the sub-section entitled “Fund Expenses” are hereby deleted and replaced with the following (changes are in bold face type and underlined)

Fund Expenses
The Funds are responsible for their own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE,  taxes, interest expense, dividends on short positions and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 2.45% and 2.15% of average daily net assets of the Hedged Equity Fund’s Class A and Class I shares, respectively, through at least October 20, 2015, and to limit the Net Annual Fund Operating Expenses to 2.55% and 2.25% of average daily net assets of the Macro Fund’s Class A and Class I shares, respectively, through at least October 20, 2015.  Under applicable law, the fee tables at the beginning of this prospectus are required to include certain expenses (such as AFFE) that are not reflected as direct operating expenses in each Fund’s financial statements.  As a result, Net Annual Fund Operating Expenses appear to be higher than the Expense Caps described above.  Net Annual Fund Operating Expenses are in addition to Shareholder Fees as disclosed on page 1 and page 8.  The following chart illustrates each Fund’s expenses for each class and the effect of the Expense Caps:

4

Hedged Equity Fund	Class A	Class I
Net Annual Fund Operating Expenses (Including Interest Expense and Dividends on Securities Sold Short and AFFE)	3.70%	3.41%
Non-Reimbursable Interest Expense and Dividends	1.22%	1.23%
Non-Reimbursable AFFE	0.03%	0.03%
Net Annual Fund Operating Expenses (Excluding Interest Expense and Dividends on Securities Sold Short and AFFE)	2.45%	2.15%
Macro Fund	Class A	Class I
Net Annual Fund Operating Expenses (Including Interest Expense and Dividends on Securities Sold Short and AFFE)	3.47%	3.17%
Non-Reimbursable Interest Expense and Dividends	0.81%	0.81%
Non-Reimbursable AFFE	0.11%	0.11%
Net Annual Fund Operating Expenses (Excluding Interest Expense and Dividends on Securities Sold Short and AFFE)	2.55%	2.25%

Please retain this Supplement with your Summary Prospectus and Prospectus.

5

October 21, 2014

Orinda SkyView Multi-Manager Hedged Equity Fund

Class A Shares (OHEAX)
Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2014, as supplemented

Effective immediately, the following information is applicable to the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity Fund” or a “Fund”).

•
Investment Adviser and Sub-Advisers – The following information replaces the first paragraph, fourth paragraph and sixth paragraph, respectively, on page 38 of the SAI in the section “The Funds’ Investment Adviser and Sub-Advisers” (changes are in bold face type and underlined):

Orinda Asset Management, LLC acts as investment adviser to the Funds pursuant to investment advisory agreements (each, an “Advisory Agreement”) with the Trust.  The Adviser selects each Sub-Adviser to the Funds and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  For the Hedged Equity Fund, SkyView Investment Advisors, LLC (“SkyView”), Aria Partners GP, LLC (“Aria”), Connective Capital Management, LLC (“CCM”), GRT Capital Partners, LLC (“GRT”), Weatherbie Capital, LLC (“Weatherbie”) (formerly, M.A. Weatherbie & Co., Inc.) OMT Capital Management, LLC (“OMT”), Vivaldi Asset Management, LLC (“Vivaldi”), Brookmont Capital Management, LLC (“Brookmont”), and William Harris Investors, Inc. (“WHI”) serve as Sub-Advisers.  SkyView, Aria and CCM will serve as Sub-Advisers until December 5, 2014.  For the Macro Fund, SkyView, Manning & Napier Advisors, LLC (previously, managed by 2100 Xenon Group, LLC (“2100 Xenon”)) (“Manning & Napier”), Covenant Financial Services, LLC (“Covenant”), Crescat Portfolio Management, LLC (“Crescat”), Glaxis Capital Management, LLC (“Glaxis”), Vivaldi Asset Management, LLC (“Vivaldi”), and Rothschild Investment Corporation (“Rothschild”) serve as Sub-Advisers.  SkyView, Manning & Napier, Covenant and Glaxis will serve as Sub-Advisers until December 5, 2014.

Hedged Equity Fund Sub-Adviser Control Person(s):  Mr. Dana D. Messina, a Portfolio Manager of the Fund, is a control person of Aria due to his 100% ownership of Aria.  Mr. Rob Romero, Chief Executive Officer of CCM and a Portfolio Manager of the Hedged Equity Fund, is a control person of CCM due to his 100% ownership of CCM.  Messrs. Gregory B. Fraser, Rudolph K. Kluiber, and Timothy A. Krochuk are control persons of GRT.  Each is a managing member of GRT with executive authority over the firm.   Also, Mr. Fraser and Mr. Kluiber each own more than 25% of GRT.   Mr. Matthew A. Weatherbie, President of Weatherbie, is a control person of Weatherbie due to his greater than 25% ownership of Weatherbie.  Mr. Thomas D. Henwood, Chief Investment Officer of OMT and a Portfolio Manager of the Hedged Equity Fund, is a control person of OMT due to his ownership and voting control retained by him from ownership transferred into a Trust. Vivaldi is owned by Vivaldi Holdings, LLC, which is 28.47% owned by each of H/E VENTURES, INC. and AAJ VENTURES, INC., which are controlled by David Sternberg, Chief Executive Officer, and Randal Golden, Chief Financial Officer and Chief Compliance Officer, due to each owning 100% of the voting stock of H/E VENTURES, INC. and AAJ VENTURES, INC., respectively.  Messrs. Robert Bugg, Principal and Chief Investment Officer, and Neal Scott, Principal, are control persons of Brookmont due to each owning a 50% ownership interest in Brookmont.  Messrs. Jack R. Polsky and Dr. Charles V. Polsky are control persons of WHI.  Each is a director and an executive officer of WHI and beneficially owns through a Trust more than 10% of the voting securities of WHI.   Two other Harris family members each beneficially owns through a Trust more than 30% of the voting securities of WHI.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Hedged Equity Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 1.75% of the Hedged Equity Fund’s average daily net assets.  The Adviser is entitled to receive from the Macro Fund, an annual rate equal to 1.75% of the Macro Fund’s average daily net assets.

•
Portfolio Managers – The information on pages 45-46 of the SAI in the section “Portfolio Managers – Hedged Equity Fund” is hereby deleted and replaced with the following (changes are in bold face type and underlined):

Messrs. Steven J. Turi and Lawrence P. Chiarello of SkyView, Messrs. Edward Latessa, Jr. and Dana Messina of Aria, Mr. Rob Romero of CCM, Mr. Edmund D. Kellogg of GRT, Messrs. Joshua Bennett, Daniel Brazeau, Mark Militello, H. George Dai of Weatherbie, and Messrs. Thomas Henwood, Josh Wilson and Paul Sagara of OMT, Messrs. Michael Peck and Scott Hergott of Vivaldi, Mr. Robert Bugg of Brookmont, and Messrs. Jerome Kahn, Jr., Charles Polsky, Rick Salin, and Bill Tuebo of WHI are the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Hedged Equity Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of February 28, 2014 for portfolio managers managing the Hedged Equity Fund before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Aria
Edward Latessa, Jr.	0	$0	2	$20 million	2	$20 million
Dana Messina	0	$0	2	$20 million	2	$20 million
CCM
Rob Romero	0	$0	3	$95 million	1	$6 million
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million
Weatherbie
Joshua Bennett	2	$32.5 million	1	$29 million	27	$431.8 million
Daniel Brazeau	2	$32.5 million	1	$29 million	27	$431.8 million
Mark Militello	2	$32.5 million	1	$29 million	27	$431.8 million
H. George Dai	2	$32.5 million	1	$29 million	27	$431.8 million
OMT
Thomas Henwood	2	$81.7 million	2	$69.4 million	14	$178.3 million
Josh Wilson	2	$81.7 million	2	$69.4 million	14	$178.3 million
Paul Sagara	2	$81.7 million	2	$69.4 million	14	$178.3 million
Vivaldi
Michael Peck	1	$27.4 million	1	$68.6 million	597	$407 million
Scott Hergott	1	$27.4 million	1	$68.6 million	597	$407 million
Brookmont
Robert Bugg	16	$259.7 million	1	$25.4 million	109	$164.4 million
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Aria
Edward Latessa, Jr.	0	$0	2	$17 million	1	$7 million
Dana Messina	0	$0	2	$17 million	1	$7 million
CCM
Rob Romero	0	$0	3	$95 million	1	$6 million
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million
Weatherbie
Joshua Bennett	0	$0	1	$29 million	1	$5 million
Daniel Brazeau	0	$0	1	$29 million	1	$5 million
Mark Militello	0	$0	1	$29 million	1	$5 million
H. George Dai	0	$0	1	$29 million	1	$5 million
OMT
Thomas Henwood	0	$0	2	$57.8 million	1	$28.6 million
Josh Wilson	0	$0	2	$57.8 million	1	$28.6 million
Paul Sagara	0	$0	2	$57.8 million	1	$28.6 million
Vivaldi
Michael Peck	0	$0	0	$0	0	$0
Scott Hergott	0	$0	0	$0	0	$0
Brookmont
Robert Bugg	0	$0	0	$0	0	$0
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0

•	Conflicts of Interest and Compensation – The following information is added to pages 48-50 of the SAI in the section “Conflicts of Interest and Compensation – Hedged Equity Fund Sub-Advisers”:

Vivaldi – Material Conflicts of Interest.
Mr. Peck and Mr. Hergott are both portfolio managers of the Funds, and in addition they both act as Co-Chief Investment Officers for Vivaldi Capital Management, LLC, an affiliate of Vivaldi and an SEC-registered investment adviser.  Both are responsible for overseeing portfolios of hedge fund investments on a fee-only basis.  Neither portfolio manager manages investment accounts where they receive performance based compensation.

In addition to the Fund, Vivaldi is currently the adviser to the Infinity Core Alternative Fund (“ICAF”).  ICAF is a is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland business trust on August 15, 2013.  ICAF does not hold any securities directly but rather invests in a number of hedge funds managed by external managers.  The set of external managers utilized by ICAF will generally be different than the Sub-Advisers to the Hedged Equity Fund due to many factors which may include: difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.  There exists, however, a potential conflict should ICAF, or any other future account of Vivaldi, be favored over the Hedged Equity Fund.  It is the intention of Vivaldi to treat all accounts equally and fairly.  To the extent any Sub-Adviser to the Hedged Equity Fund is also a manager to a hedge fund invested in by ICAF, or any other future account of Vivaldi, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

No material conflicts of interest are presented in connection with the simultaneous management of the Fund and Vivaldi’s other accounts.

Vivaldi – Compensation.
The portfolio managers receive base salaries, bonuses and retirement plans, none of which are based on performance.  In addition, they are both partners of Vivaldi and receive compensation based on the overall profitability of the firm.

Brookmont – Material Conflicts of Interest.
In addition to the Hedged Equity Fund, Brookmont currently is a sub-adviser for the Highland Dividend Equity Fund, an open-end registered investment company.  While Highland Dividend Equity Fund has similar investment objectives to Hedged Equity Fund, the Hedged Equity Fund will have many additional factors which may include:  difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.

There exists, however, a potential conflict should Hedged Equity fund, or any other future account of Brookmont, be favored over the Hedged Equity Fund. It is the intention of Brookmont to treat all accounts equally and fairly.  To the extent any Sub-Adviser of the Hedged Equity Fund is also a manager to a hedge fund invested in by the Highland Dividend Equity Fund, or any other future account of Brookmont, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

Brookmont – Compensation.
The Brookmont portfolio managers receive discretionary compensation, including a share of the profits of the Sub-Adviser equal in proportion to his or her ownership in the firm.

WHI – Material Conflicts of Interest.
The portfolio managers also manage a private fund with a similar investment strategy (the “private growth fund”) as the portion of the Hedged Equity Fund managed by WHI.  WHI does not believe there are any material conflicts of interest since Fund accounts will trade in parallel with the private growth fund.  One of the portfolio managers, Dr. Charles Polsky, also manages several small “locked” WHI private funds with different investment mandates than the private growth fund; WHI does not believe that these private funds present any material conflicts of interest.

WHI – Compensation.
All of the portfolio managers receive a fixed salary not based on performance.  The portfolio managers also receive retirement plan benefits.  The annual contribution by WHI to the firm’s 401(k) retirement plan is discretionary, and based generally on WHI’s financial results and financial position.  The portfolio managers receive bonuses largely based on the performance of WHI’s private growth fund.  Each WHI equity team member is eligible to receive a year-end bonus that is based on both subjective and objective performance metrics, including each member’s contribution to the overall performance of the investment strategy.

•
Portfolio Manager Ownership in the Fund – The paragraph and first table in the section entitled “Portfolio Manager Ownership in the Funds” on pages 50-51 of the SAI are hereby deleted and replaced with the following (changes are in bold face type and underlined):

Securities Owned in the Funds by the Portfolio Managers.  As of February 28, 2014, the portfolio managers owned the following securities in the Funds for portfolio managers managing the Funds before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Hedged Equity Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Orinda
Craig Kirkpatrick	$10,001 - $50,000
SkyView
Steven J. Turi	$100,001 - $500,000
Lawrence P. Chiarello	$50,001 - $100,000
Aria
Edward Latessa, Jr.	None
Dana Messina	None
CCM
Rob Romero	Over $1,000,000
GRT
Edmund D. Kellogg	None
Weatherbie
Joshua Bennett	None
Daniel Brazeau	None
Mark Militello	None
H. George Dai	None
OMT
Thomas Henwood	None
Josh Wilson	None
Paul Sagara	None
Vivaldi
Michael Peck	None
Scott Hergott	None
Brookmont
Robert Bugg	None
WHI
Jerome Kahn, Jr.	None
Charles Polsky	None
Bill Tuebo	None
Rick Salin	None

Please retain this Supplement with your SAI.